Earnings per share (Tables)	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended
(Millions of Canadian dollars, except share and per share amounts)	January 31 2023	January 31 2022
Basic earnings per share
Net income	$3,214	$4,095
Dividends on preferred shares and distributions on other equity instruments	(44)	(54)
Net income attributable to non-controlling interests	(2)	(2)
Net income available to common shareholders	$3,168	$4,039
Weighted average number of common shares (in thousands)	1,382,754	1,421,807
Basic earnings per share (in dollars)	$2.29	$2.84
Diluted earnings per share
Net income available to common shareholders	$3,168	$4,039
Weighted average number of common shares (in thousands)	1,382,754	1,421,807
Stock options (1)	1,756	2,195
Issuable under other share-based compensation plans	26	600
Average number of diluted common shares (in thousands)	1,384,536	1,424,602
Diluted earnings per share (in dollars)	$2.29	$2.84

(1)
The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended January 31, 2023, an average of 591,472 outstanding options with an average exercise price of $131.64 were excluded from the calculation of diluted earnings per share. For the three months ended January 31,
2022, no outstanding options were excluded from the calculation of diluted earnings per share.